INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Financial Information Of Other Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary Statements of Operations:
Revenue, net	$ 8,245,268	$ 8,024,403	$ 5,943,739
Cost of sales	(7,551,098)	(7,424,525)	(5,599,743)
Other activity	(2,918)	231	959
Net income	155,709	111,783	16,993
Equity method earnings	15,191	6,726	48,027
Summary Balance Sheets:
Current assets	1,920,689	1,605,478
Current liabilities	(1,716,712)	(1,460,514)
Noncontrolling interest	(137,144)	(125,546)
Goodwill	513,312	497,453	511,333
Equity method investments		120,900
Other Equity Method Investments
Summary Statements of Operations:
Equity method earnings	14,721	7,270	14,851
Summary Balance Sheets:
Goodwill	28,043	26,551
Equity method investments	128,306	120,869
Other Unconsolidated affiliates
Summary Statements of Operations:
Revenue, net	1,872,916	1,720,489	1,760,608
Cost of sales	(1,743,920)	(1,614,293)	(1,601,557)
Other activity	(103,921)	(88,759)	(123,603)
Net income	25,075	17,437	$ 35,448
Summary Balance Sheets:
Current assets	398,628	334,317
Non-current assets	315,862	297,337
Current liabilities	(295,022)	(221,370)
Non-current liabilities	(148,892)	(147,507)
Noncontrolling interest	(1,616)	(2,057)
Net Assets	268,960	260,720
Other Unconsolidated affiliates | Dole plc
Summary Balance Sheets:
Net Assets	$ 100,263	$ 94,318